Implementation of New Financial Accounting Pronouncements	3 Months Ended
Mar. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Implementation of New Financial Accounting Pronouncements
Note 4. Implementation of New Financial Accounting Pronouncements
The following table provides a brief description of the accounting standard that was effective January 1, 2019 and was adopted on that date:

Standard	Description	Effect on the financial statements or other significant matters
Accounting Standards Update 2016-02, Leases
This standard was issued to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities, including leases classified as operating leases under previous GAAP, on the balance sheet and requiring additional disclosures about leasing arrangements.

We adopted the standard on January 1, 2019 using the modified retrospective approach, applied at the beginning of the period of adoption, and we elected the package of transition practical expedients. Upon adoption of the standard, we recorded $84.9 million of right-of-use assets and $85.3 million of operating lease liabilities on our consolidated balance sheet. Adoption of this standard did not have a material impact on our consolidated statement of operations for the three months ended March 31, 2019. See Note 10: Leases for further information.

The following table provides a brief description of the accounting standards that have not yet been adopted and could have a material effect on the consolidated financial statements:

Standard	Description	Effective Date	Effect on the financial statements or other significant matters
Accounting Standards Update 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This standard modifies the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables. This may result in the earlier recognition of allowances for losses.
		This standard is effective January 1, 2020, with early adoption permitted. We intend to adopt this standard on that date.	We are currently evaluating the effect of this standard on our financial statements.
Accounting Standards Update 2018-15, Intangibles - Goodwill and Other Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract

This guidance aligns the requirements for capitalizing implementation costs incurred in a cloud-based hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software.
		This standard is effective January 1, 2020, with early adoption permitted. We intend to adopt this standard on that date.	We are currently evaluating the effect of this standard on our financial statements.